Balance Sheet Components (Tables)	3 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of:

	As of
(in millions)	June 30, 2026	March 31, 2026
Research and development tax credit receivables	$130	$120
Prepayments	228	169
Other receivables	93	69
Total prepaid expenses and other current assets	$451	$358

Schedule of Accrued Compensation and Benefits
Accrued compensation and benefits consist of:

	As of
(in millions)	June 30, 2026	March 31, 2026
Accrued bonuses and commissions	$5	$26
Accrued vacation and sabbatical	113	114
Accrued salaries and fringe benefits	9	7
Employee Stock Purchase Plan liability	29	7
Total accrued compensation and benefits	$156	$154

Schedule of Other Current Liabilities
Other current liabilities consist of:

	As of
(in millions)	June 30, 2026	March 31, 2026
Employee related payroll taxes and payables (1)	$375	$119
Accrued expenses and fees	192	145
Electronic design automation liabilities	56	78
Trade payables (including payables to related parties of $30 and $20 as of June 30, 2026 and March 31, 2026, respectively)	52	80
Finance lease liabilities	21	25
Total other current liabilities	$696	$447
(1) Employee related payroll taxes and payables are primarily related to vested restricted share units (“RSUs”) during the three months ended June 30, 2026 and March 31, 2026, respectively, which will be or were, as applicable, paid in the subsequent quarter.
Schedule of Other Noncurrent Liabilities
Other non-current liabilities consist of:

	As of
(in millions)	June 30, 2026	March 31, 2026
Electronic design automation liabilities	$92	$97
Other non-current liabilities	49	64
Total other non-current liabilities	$141	$161